Employee Benefit Plans and Postretirement Benefits - Net Periodic Benefit Cost (Details) - USD ($) $ in Millions	1 Months Ended		12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Amortization of:
Settlement loss and other	$ 125	$ 116
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost			$ 22	$ 23	$ 25
Interest cost			44	74	71
Expected return on assets			(80)	(99)	(112)
Amortization of:
Prior service cost (credit)			0	1	(1)
Actuarial loss (gain)			40	67	74
Settlement loss and other			125	125	1
Net periodic benefit cost (credit)			151	191	58
Healthcare
Defined Benefit Plan Disclosure [Line Items]
Service cost			4	5	6
Interest cost			10	14	24
Expected return on assets			(7)	(7)	(7)
Amortization of:
Prior service cost (credit)			(130)	(125)	(82)
Actuarial loss (gain)			2	(2)	7
Settlement loss and other			0	0	0
Net periodic benefit cost (credit)			(121)	(115)	(52)
Other
Defined Benefit Plan Disclosure [Line Items]
Service cost			16	13	15
Interest cost			1	3	3
Expected return on assets			0	0	0
Amortization of:
Prior service cost (credit)			0	1	1
Actuarial loss (gain)			5	14	4
Settlement loss and other			2	2	1
Net periodic benefit cost (credit)			$ 24	$ 33	$ 24